FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets	$ 469,968	$ 8,959
Derivative financial liabilities	(134)	(12)
Hedging instrument, liabilities	(19,744)	(201,906)
Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	$ 9,862	$ 31